Shareholder Report, Holdings (Details)	Jun. 30, 2026
William Blair Growth Fund - CLASS I | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Growth Fund - CLASS I | Cadence Design Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Growth Fund - CLASS I | Broadcom Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Growth Fund - CLASS I | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Growth Fund - CLASS I | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Growth Fund - CLASS I | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
William Blair Growth Fund - CLASS I | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Growth Fund - CLASS I | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
William Blair Growth Fund - CLASS I | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Growth Fund - CLASS I | Apple Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Growth Fund - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
William Blair Growth Fund - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Growth Fund - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair Growth Fund - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
William Blair Growth Fund - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Growth Fund - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair Growth Fund - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Growth Fund - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Growth Fund - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
William Blair Growth Fund - Class N | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Growth Fund - Class N | Cadence Design Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Growth Fund - Class N | Broadcom Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Growth Fund - Class N | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Growth Fund - Class N | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Growth Fund - Class N | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
William Blair Growth Fund - Class N | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Growth Fund - Class N | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
William Blair Growth Fund - Class N | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Growth Fund - Class N | Apple Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
William Blair Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
William Blair Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
William Blair Growth Fund - Class R6 | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Growth Fund - Class R6 | Cadence Design Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Growth Fund - Class R6 | Broadcom Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Growth Fund - Class R6 | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Growth Fund - Class R6 | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Growth Fund - Class R6 | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
William Blair Growth Fund - Class R6 | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Growth Fund - Class R6 | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
William Blair Growth Fund - Class R6 | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Growth Fund - Class R6 | Apple Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
William Blair Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
William Blair Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
William Blair Large Cap Growth Fund - Class I | Broadcom Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Large Cap Growth Fund - Class I | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair Large Cap Growth Fund - Class I | Mastercard Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Large Cap Growth Fund - Class I | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Large Cap Growth Fund - Class I | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
William Blair Large Cap Growth Fund - Class I | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Large Cap Growth Fund - Class I | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
William Blair Large Cap Growth Fund - Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Large Cap Growth Fund - Class I | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Large Cap Growth Fund - Class I | Apple Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
William Blair Large Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
William Blair Large Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Large Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair Large Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair Large Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
William Blair Large Cap Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Large Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Large Cap Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
William Blair Large Cap Growth Fund - Class N | Broadcom Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Large Cap Growth Fund - Class N | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair Large Cap Growth Fund - Class N | Mastercard Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Large Cap Growth Fund - Class N | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Large Cap Growth Fund - Class N | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
William Blair Large Cap Growth Fund - Class N | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Large Cap Growth Fund - Class N | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
William Blair Large Cap Growth Fund - Class N | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Large Cap Growth Fund - Class N | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Large Cap Growth Fund - Class N | Apple Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
William Blair Large Cap Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
William Blair Large Cap Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Large Cap Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair Large Cap Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair Large Cap Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
William Blair Large Cap Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Large Cap Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Large Cap Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
William Blair Large Cap Growth Fund - CLASS R6 | Broadcom Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Large Cap Growth Fund - CLASS R6 | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair Large Cap Growth Fund - CLASS R6 | Mastercard Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Large Cap Growth Fund - CLASS R6 | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Large Cap Growth Fund - CLASS R6 | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
William Blair Large Cap Growth Fund - CLASS R6 | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Large Cap Growth Fund - CLASS R6 | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
William Blair Large Cap Growth Fund - CLASS R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Large Cap Growth Fund - CLASS R6 | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Large Cap Growth Fund - CLASS R6 | Apple Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
William Blair Large Cap Growth Fund - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
William Blair Large Cap Growth Fund - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Large Cap Growth Fund - CLASS R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair Large Cap Growth Fund - CLASS R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair Large Cap Growth Fund - CLASS R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
William Blair Large Cap Growth Fund - CLASS R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Large Cap Growth Fund - CLASS R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Large Cap Growth Fund - CLASS R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
William Blair Mid Cap Value Fund - Class I | STMicroelectronics N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Mid Cap Value Fund - Class I | Hewlett Packard Enterprise Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Mid Cap Value Fund - Class I | Toll Brothers, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Mid Cap Value Fund - Class I | Entergy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Mid Cap Value Fund - Class I | Globus Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Mid Cap Value Fund - Class I | Jabil Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Mid Cap Value Fund - Class I | State Street Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund - Class I | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Mid Cap Value Fund - Class I | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Mid Cap Value Fund - Class I | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Mid Cap Value Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
William Blair Mid Cap Value Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
William Blair Mid Cap Value Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
William Blair Mid Cap Value Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
William Blair Mid Cap Value Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Mid Cap Value Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
William Blair Mid Cap Value Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair Mid Cap Value Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair Mid Cap Value Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Mid Cap Value Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Mid Cap Value Fund - Class R6 | STMicroelectronics N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Mid Cap Value Fund - Class R6 | Hewlett Packard Enterprise Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Mid Cap Value Fund - Class R6 | Toll Brothers, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Mid Cap Value Fund - Class R6 | Entergy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Mid Cap Value Fund - Class R6 | Globus Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Mid Cap Value Fund - Class R6 | Jabil Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Mid Cap Value Fund - Class R6 | State Street Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund - Class R6 | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Mid Cap Value Fund - Class R6 | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Mid Cap Value Fund - Class R6 | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Mid Cap Value Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
William Blair Mid Cap Value Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
William Blair Mid Cap Value Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
William Blair Mid Cap Value Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
William Blair Mid Cap Value Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Mid Cap Value Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
William Blair Mid Cap Value Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair Mid Cap Value Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair Mid Cap Value Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Mid Cap Value Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Small-Mid Cap Core Fund - Class I | BorgWarner Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Core Fund - Class I | Everest Group, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class I | Knight-Swift Transportation Holdings Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class I | IDACORP, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class I | Akamai Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Core Fund - Class I | Landbridge Company LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Core Fund - Class I | Everpure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class I | F5, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Core Fund - Class I | Carpenter Technology Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class I | Diebold Nixdorf, Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
William Blair Small-Mid Cap Core Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
William Blair Small-Mid Cap Core Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
William Blair Small-Mid Cap Core Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
William Blair Small-Mid Cap Core Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
William Blair Small-Mid Cap Core Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
William Blair Small-Mid Cap Core Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Small-Mid Cap Core Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Small-Mid Cap Core Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Small-Mid Cap Core Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair Small-Mid Cap Core Fund - Class R6 | BorgWarner Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Core Fund - Class R6 | Everest Group, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class R6 | Knight-Swift Transportation Holdings Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class R6 | IDACORP, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class R6 | Akamai Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Core Fund - Class R6 | Landbridge Company LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Core Fund - Class R6 | Everpure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class R6 | F5, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Core Fund - Class R6 | Carpenter Technology Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class R6 | Diebold Nixdorf, Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
William Blair Small-Mid Cap Core Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
William Blair Small-Mid Cap Core Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
William Blair Small-Mid Cap Core Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
William Blair Small-Mid Cap Core Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
William Blair Small-Mid Cap Core Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
William Blair Small-Mid Cap Core Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Small-Mid Cap Core Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Small-Mid Cap Core Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Small-Mid Cap Core Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair Small-Mid Cap Growth Fund - Class I | Everpure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Small-Mid Cap Growth Fund - Class I | F5, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Small-Mid Cap Growth Fund - Class I | Onto Innovation Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Small-Mid Cap Growth Fund - Class I | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Growth Fund - Class I | Lattice Semiconductor Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Growth Fund - Class I | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class I | Carpenter Technology Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class I | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class I | Talen Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Growth Fund - Class I | Primo Brands Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
William Blair Small-Mid Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
William Blair Small-Mid Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
William Blair Small-Mid Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
William Blair Small-Mid Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
William Blair Small-Mid Cap Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Small-Mid Cap Growth Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Small-Mid Cap Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair Small-Mid Cap Growth Fund - Class N | Everpure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Small-Mid Cap Growth Fund - Class N | F5, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Small-Mid Cap Growth Fund - Class N | Onto Innovation Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Small-Mid Cap Growth Fund - Class N | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Growth Fund - Class N | Lattice Semiconductor Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Growth Fund - Class N | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class N | Carpenter Technology Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class N | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class N | Talen Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Growth Fund - Class N | Primo Brands Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
William Blair Small-Mid Cap Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
William Blair Small-Mid Cap Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
William Blair Small-Mid Cap Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
William Blair Small-Mid Cap Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
William Blair Small-Mid Cap Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Small-Mid Cap Growth Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Small-Mid Cap Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair Small-Mid Cap Growth Fund - Class R6 | Everpure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Small-Mid Cap Growth Fund - Class R6 | F5, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Small-Mid Cap Growth Fund - Class R6 | Onto Innovation Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Small-Mid Cap Growth Fund - Class R6 | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Growth Fund - Class R6 | Lattice Semiconductor Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Growth Fund - Class R6 | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class R6 | Carpenter Technology Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class R6 | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class R6 | Talen Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Growth Fund - Class R6 | Primo Brands Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
William Blair Small-Mid Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
William Blair Small-Mid Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
William Blair Small-Mid Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
William Blair Small-Mid Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
William Blair Small-Mid Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Small-Mid Cap Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Small-Mid Cap Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair Small-Mid Cap Value Fund - Class I | Modine Manufacturing Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Small-Mid Cap Value Fund - Class I | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Small-Mid Cap Value Fund - Class I | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class I | Tower Semiconductor Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class I | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Value Fund - Class I | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Value Fund - Class I | Kirby Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund - Class I | SouthState Bank Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund - Class I | Eastern Bankshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class I | Diodes Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Value Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
William Blair Small-Mid Cap Value Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
William Blair Small-Mid Cap Value Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
William Blair Small-Mid Cap Value Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Small-Mid Cap Value Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
William Blair Small-Mid Cap Value Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Small-Mid Cap Value Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Small-Mid Cap Value Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
William Blair Small-Mid Cap Value Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small-Mid Cap Value Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Value Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
William Blair Small-Mid Cap Value Fund - Class R6 | Modine Manufacturing Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Small-Mid Cap Value Fund - Class R6 | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Small-Mid Cap Value Fund - Class R6 | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class R6 | Tower Semiconductor Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class R6 | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Value Fund - Class R6 | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Value Fund - Class R6 | Kirby Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund - Class R6 | SouthState Bank Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund - Class R6 | Eastern Bankshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Value Fund - Class R6 | Diodes Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Value Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
William Blair Small-Mid Cap Value Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
William Blair Small-Mid Cap Value Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
William Blair Small-Mid Cap Value Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Small-Mid Cap Value Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
William Blair Small-Mid Cap Value Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Small-Mid Cap Value Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Small-Mid Cap Value Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
William Blair Small-Mid Cap Value Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small-Mid Cap Value Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Value Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
William Blair Small Cap Growth Fund - Class I | Diebold Nixdorf, Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Small Cap Growth Fund - Class I | Krystal Biotech, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class I | Veracyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class I | Cognex Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class I | Alignment Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class I | Flowserve Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class I | Establishment Labs Holdings Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class I | Regal Rexnord Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class I | Vericel Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class I | Primo Brands Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class I | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Small Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
William Blair Small Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
William Blair Small Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
William Blair Small Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
William Blair Small Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
William Blair Small Cap Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Small Cap Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Small Cap Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Growth Fund - Class N | Diebold Nixdorf, Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Small Cap Growth Fund - Class N | Krystal Biotech, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class N | Veracyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class N | Cognex Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class N | Alignment Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class N | Flowserve Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class N | Establishment Labs Holdings Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class N | Regal Rexnord Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class N | Vericel Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class N | Primo Brands Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class N | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Small Cap Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
William Blair Small Cap Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
William Blair Small Cap Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
William Blair Small Cap Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
William Blair Small Cap Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
William Blair Small Cap Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Small Cap Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small Cap Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Small Cap Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Growth Fund - Class R6 | Diebold Nixdorf, Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Small Cap Growth Fund - Class R6 | Krystal Biotech, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class R6 | Veracyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class R6 | Cognex Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class R6 | Alignment Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class R6 | Flowserve Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class R6 | Establishment Labs Holdings Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class R6 | Regal Rexnord Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class R6 | Vericel Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class R6 | Primo Brands Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class R6 | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Small Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
William Blair Small Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
William Blair Small Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
William Blair Small Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
William Blair Small Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
William Blair Small Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Small Cap Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Small Cap Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund - Class I | Hub Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Value Fund - Class I | Seacoast Banking Corporation of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Value Fund - Class I | Eastern Bankshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class I | National Bank Holdings Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class I | Hancock Whitney Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class I | The Hanover Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class I | Renasant Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class I | Atlantic Union Bankshares Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class I | Valvoline Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class I | Diodes Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
William Blair Small Cap Value Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
William Blair Small Cap Value Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
William Blair Small Cap Value Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair Small Cap Value Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair Small Cap Value Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Small Cap Value Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Small Cap Value Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
William Blair Small Cap Value Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small Cap Value Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small Cap Value Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
William Blair Small Cap Value Fund - Class N | Hub Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Value Fund - Class N | Seacoast Banking Corporation of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Value Fund - Class N | Eastern Bankshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class N | National Bank Holdings Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class N | Hancock Whitney Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class N | The Hanover Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class N | Renasant Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class N | Atlantic Union Bankshares Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class N | Valvoline Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class N | Diodes Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
William Blair Small Cap Value Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
William Blair Small Cap Value Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
William Blair Small Cap Value Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair Small Cap Value Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair Small Cap Value Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Small Cap Value Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Small Cap Value Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
William Blair Small Cap Value Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small Cap Value Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small Cap Value Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
William Blair Small Cap Value Fund - Class R6 | Hub Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Value Fund - Class R6 | Seacoast Banking Corporation of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Value Fund - Class R6 | Eastern Bankshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class R6 | National Bank Holdings Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class R6 | Hancock Whitney Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class R6 | The Hanover Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class R6 | Renasant Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class R6 | Atlantic Union Bankshares Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class R6 | Valvoline Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class R6 | Diodes Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
William Blair Small Cap Value Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
William Blair Small Cap Value Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
William Blair Small Cap Value Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair Small Cap Value Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair Small Cap Value Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Small Cap Value Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Small Cap Value Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
William Blair Small Cap Value Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small Cap Value Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small Cap Value Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
William Blair Global Leaders Fund - Class I | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
William Blair Global Leaders Fund - Class I | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Global Leaders Fund - Class I | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Global Leaders Fund - Class I | Ibiden Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Global Leaders Fund - Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Global Leaders Fund - Class I | Eli Lilly and Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Global Leaders Fund - Class I | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Global Leaders Fund - Class I | Apple Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Global Leaders Fund - Class I | Taiwan Semiconductor Manufacturing Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair Global Leaders Fund - Class I | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Global Leaders Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
William Blair Global Leaders Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair Global Leaders Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
William Blair Global Leaders Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
William Blair Global Leaders Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair Global Leaders Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Global Leaders Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Global Leaders Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Global Leaders Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
William Blair Global Leaders Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.60%
William Blair Global Leaders Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.80%
William Blair Global Leaders Fund - Class I | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
William Blair Global Leaders Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
William Blair Global Leaders Fund - Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
William Blair Global Leaders Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Global Leaders Fund - CLASS N | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
William Blair Global Leaders Fund - CLASS N | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Global Leaders Fund - CLASS N | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Global Leaders Fund - CLASS N | Ibiden Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Global Leaders Fund - CLASS N | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Global Leaders Fund - CLASS N | Eli Lilly and Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Global Leaders Fund - CLASS N | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Global Leaders Fund - CLASS N | Apple Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Global Leaders Fund - CLASS N | Taiwan Semiconductor Manufacturing Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair Global Leaders Fund - CLASS N | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Global Leaders Fund - CLASS N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
William Blair Global Leaders Fund - CLASS N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair Global Leaders Fund - CLASS N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
William Blair Global Leaders Fund - CLASS N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
William Blair Global Leaders Fund - CLASS N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair Global Leaders Fund - CLASS N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Global Leaders Fund - CLASS N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Global Leaders Fund - CLASS N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - CLASS N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Global Leaders Fund - CLASS N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
William Blair Global Leaders Fund - CLASS N | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.60%
William Blair Global Leaders Fund - CLASS N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.80%
William Blair Global Leaders Fund - CLASS N | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
William Blair Global Leaders Fund - CLASS N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
William Blair Global Leaders Fund - CLASS N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
William Blair Global Leaders Fund - CLASS N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Global Leaders Fund - CLASS R6 | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
William Blair Global Leaders Fund - CLASS R6 | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Global Leaders Fund - CLASS R6 | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Global Leaders Fund - CLASS R6 | Ibiden Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Global Leaders Fund - CLASS R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Global Leaders Fund - CLASS R6 | Eli Lilly and Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Global Leaders Fund - CLASS R6 | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Global Leaders Fund - CLASS R6 | Apple Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Global Leaders Fund - CLASS R6 | Taiwan Semiconductor Manufacturing Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair Global Leaders Fund - CLASS R6 | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Global Leaders Fund - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
William Blair Global Leaders Fund - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair Global Leaders Fund - CLASS R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
William Blair Global Leaders Fund - CLASS R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
William Blair Global Leaders Fund - CLASS R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair Global Leaders Fund - CLASS R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Global Leaders Fund - CLASS R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Global Leaders Fund - CLASS R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - CLASS R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Global Leaders Fund - CLASS R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
William Blair Global Leaders Fund - CLASS R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.60%
William Blair Global Leaders Fund - CLASS R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.80%
William Blair Global Leaders Fund - CLASS R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
William Blair Global Leaders Fund - CLASS R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
William Blair Global Leaders Fund - CLASS R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
William Blair Global Leaders Fund - CLASS R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Leaders Fund - CLASS I | Prysmian S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Leaders Fund - CLASS I | Banco Bilbao Vizcaya Argentaria S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Leaders Fund - CLASS I | Fujikura Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Leaders Fund - CLASS I | Hon Hai Precision Industry Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund - CLASS I | Taiwan Semiconductor Manufacturing Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Leaders Fund - CLASS I | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Leaders Fund - CLASS I | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair International Leaders Fund - CLASS I | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair International Leaders Fund - CLASS I | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair International Leaders Fund - CLASS I | Safran [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
William Blair International Leaders Fund - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
William Blair International Leaders Fund - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
William Blair International Leaders Fund - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
William Blair International Leaders Fund - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair International Leaders Fund - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair International Leaders Fund - CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair International Leaders Fund - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair International Leaders Fund - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair International Leaders Fund - CLASS I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.00%
William Blair International Leaders Fund - CLASS I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair International Leaders Fund - CLASS I | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
William Blair International Leaders Fund - CLASS I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
William Blair International Leaders Fund - CLASS I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair International Leaders Fund - CLASS I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
William Blair International Leaders Fund - CLASS I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Leaders Fund - CLASS N | Prysmian S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Leaders Fund - CLASS N | Banco Bilbao Vizcaya Argentaria S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Leaders Fund - CLASS N | Fujikura Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Leaders Fund - CLASS N | Hon Hai Precision Industry Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund - CLASS N | Taiwan Semiconductor Manufacturing Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Leaders Fund - CLASS N | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Leaders Fund - CLASS N | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair International Leaders Fund - CLASS N | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair International Leaders Fund - CLASS N | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair International Leaders Fund - CLASS N | Safran [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund - CLASS N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
William Blair International Leaders Fund - CLASS N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
William Blair International Leaders Fund - CLASS N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
William Blair International Leaders Fund - CLASS N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
William Blair International Leaders Fund - CLASS N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair International Leaders Fund - CLASS N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair International Leaders Fund - CLASS N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair International Leaders Fund - CLASS N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair International Leaders Fund - CLASS N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair International Leaders Fund - CLASS N | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.00%
William Blair International Leaders Fund - CLASS N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair International Leaders Fund - CLASS N | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
William Blair International Leaders Fund - CLASS N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
William Blair International Leaders Fund - CLASS N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair International Leaders Fund - CLASS N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
William Blair International Leaders Fund - CLASS N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Leaders Fund - CLASS R6 | Prysmian S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Leaders Fund - CLASS R6 | Banco Bilbao Vizcaya Argentaria S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Leaders Fund - CLASS R6 | Fujikura Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Leaders Fund - CLASS R6 | Hon Hai Precision Industry Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund - CLASS R6 | Taiwan Semiconductor Manufacturing Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Leaders Fund - CLASS R6 | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Leaders Fund - CLASS R6 | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair International Leaders Fund - CLASS R6 | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair International Leaders Fund - CLASS R6 | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair International Leaders Fund - CLASS R6 | Safran [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
William Blair International Leaders Fund - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
William Blair International Leaders Fund - CLASS R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
William Blair International Leaders Fund - CLASS R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
William Blair International Leaders Fund - CLASS R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair International Leaders Fund - CLASS R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair International Leaders Fund - CLASS R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair International Leaders Fund - CLASS R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair International Leaders Fund - CLASS R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair International Leaders Fund - CLASS R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.00%
William Blair International Leaders Fund - CLASS R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair International Leaders Fund - CLASS R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
William Blair International Leaders Fund - CLASS R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
William Blair International Leaders Fund - CLASS R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair International Leaders Fund - CLASS R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
William Blair International Leaders Fund - CLASS R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Growth Fund - CLASS I | Taiwan Semiconductor Manufacturing Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair International Growth Fund - CLASS I | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair International Growth Fund - CLASS I | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair International Growth Fund - CLASS I | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair International Growth Fund - CLASS I | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair International Growth Fund - CLASS I | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - CLASS I | Safran [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - CLASS I | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - CLASS I | Tokio Marine Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - CLASS I | UniCredit S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
William Blair International Growth Fund - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
William Blair International Growth Fund - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
William Blair International Growth Fund - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
William Blair International Growth Fund - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair International Growth Fund - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair International Growth Fund - CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair International Growth Fund - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair International Growth Fund - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Growth Fund - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Growth Fund - CLASS I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair International Growth Fund - CLASS I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.80%
William Blair International Growth Fund - CLASS I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.60%
William Blair International Growth Fund - CLASS I | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
William Blair International Growth Fund - CLASS I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
William Blair International Growth Fund - CLASS I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair International Growth Fund - CLASS I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair International Growth Fund - CLASS I | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair International Growth Fund - CLASS I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair International Growth Fund - Class N | Taiwan Semiconductor Manufacturing Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair International Growth Fund - Class N | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair International Growth Fund - Class N | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair International Growth Fund - Class N | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair International Growth Fund - Class N | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair International Growth Fund - Class N | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class N | Safran [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class N | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class N | Tokio Marine Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - Class N | UniCredit S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
William Blair International Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
William Blair International Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
William Blair International Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
William Blair International Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair International Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair International Growth Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair International Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair International Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair International Growth Fund - Class N | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.80%
William Blair International Growth Fund - Class N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.60%
William Blair International Growth Fund - Class N | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
William Blair International Growth Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
William Blair International Growth Fund - Class N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair International Growth Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair International Growth Fund - Class N | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair International Growth Fund - Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair International Growth Fund - Class R6 | Taiwan Semiconductor Manufacturing Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair International Growth Fund - Class R6 | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair International Growth Fund - Class R6 | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair International Growth Fund - Class R6 | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair International Growth Fund - Class R6 | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair International Growth Fund - Class R6 | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class R6 | Safran [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class R6 | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class R6 | Tokio Marine Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - Class R6 | UniCredit S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
William Blair International Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
William Blair International Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
William Blair International Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
William Blair International Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair International Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair International Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair International Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair International Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair International Growth Fund - Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.80%
William Blair International Growth Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.60%
William Blair International Growth Fund - Class R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
William Blair International Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
William Blair International Growth Fund - Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair International Growth Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair International Growth Fund - Class R6 | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair International Growth Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Institutional International Growth Fund - Institutional Class | Taiwan Semiconductor Manufacturing Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair Institutional International Growth Fund - Institutional Class | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Institutional International Growth Fund - Institutional Class | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Institutional International Growth Fund - Institutional Class | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Institutional International Growth Fund - Institutional Class | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Institutional International Growth Fund - Institutional Class | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Institutional International Growth Fund - Institutional Class | Safran [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Institutional International Growth Fund - Institutional Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Institutional International Growth Fund - Institutional Class | Tokio Marine Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Institutional International Growth Fund - Institutional Class | UniCredit S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Institutional International Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
William Blair Institutional International Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
William Blair Institutional International Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
William Blair Institutional International Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
William Blair Institutional International Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
William Blair Institutional International Growth Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Institutional International Growth Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Institutional International Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Institutional International Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Institutional International Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Institutional International Growth Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair Institutional International Growth Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.10%
William Blair Institutional International Growth Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.80%
William Blair Institutional International Growth Fund - Institutional Class | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
William Blair Institutional International Growth Fund - Institutional Class | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
William Blair Institutional International Growth Fund - Institutional Class | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Institutional International Growth Fund - Institutional Class | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Institutional International Growth Fund - Institutional Class | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Institutional International Growth Fund - Institutional Class | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair International Small Cap Growth Fund - Class I | Bufab AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund - Class I | Glanbia Public Limited Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund - Class I | SOL S.P.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund - Class I | Definity Financial Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund - Class I | Asahi Intecc Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund - Class I | flatexDEGIRO SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund - Class I | Dassault Aviation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Small Cap Growth Fund - Class I | Kokusai Electric Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Small Cap Growth Fund - Class I | Zegona Communications plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair International Small Cap Growth Fund - Class I | Renishaw plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair International Small Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
William Blair International Small Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
William Blair International Small Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
William Blair International Small Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair International Small Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
William Blair International Small Cap Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair International Small Cap Growth Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair International Small Cap Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Small Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair International Small Cap Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair International Small Cap Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Small Cap Growth Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.40%
William Blair International Small Cap Growth Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
William Blair International Small Cap Growth Fund - Class I | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
William Blair International Small Cap Growth Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
William Blair International Small Cap Growth Fund - Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair International Small Cap Growth Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
William Blair International Small Cap Growth Fund - Class I | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair International Small Cap Growth Fund - Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Small Cap Growth Fund - Class N | Bufab AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund - Class N | Glanbia Public Limited Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund - Class N | SOL S.P.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund - Class N | Definity Financial Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund - Class N | Asahi Intecc Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund - Class N | flatexDEGIRO SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund - Class N | Dassault Aviation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Small Cap Growth Fund - Class N | Kokusai Electric Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Small Cap Growth Fund - Class N | Zegona Communications plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair International Small Cap Growth Fund - Class N | Renishaw plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair International Small Cap Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
William Blair International Small Cap Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
William Blair International Small Cap Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
William Blair International Small Cap Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair International Small Cap Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
William Blair International Small Cap Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair International Small Cap Growth Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair International Small Cap Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Small Cap Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair International Small Cap Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair International Small Cap Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Small Cap Growth Fund - Class N | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.40%
William Blair International Small Cap Growth Fund - Class N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
William Blair International Small Cap Growth Fund - Class N | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
William Blair International Small Cap Growth Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
William Blair International Small Cap Growth Fund - Class N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair International Small Cap Growth Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
William Blair International Small Cap Growth Fund - Class N | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair International Small Cap Growth Fund - Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Small Cap Growth Fund - Class R6 | Bufab AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund - Class R6 | Glanbia Public Limited Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund - Class R6 | SOL S.P.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund - Class R6 | Definity Financial Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund - Class R6 | Asahi Intecc Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund - Class R6 | flatexDEGIRO SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Small Cap Growth Fund - Class R6 | Dassault Aviation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Small Cap Growth Fund - Class R6 | Kokusai Electric Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Small Cap Growth Fund - Class R6 | Zegona Communications plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair International Small Cap Growth Fund - Class R6 | Renishaw plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair International Small Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
William Blair International Small Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
William Blair International Small Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
William Blair International Small Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair International Small Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
William Blair International Small Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair International Small Cap Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair International Small Cap Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Small Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair International Small Cap Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair International Small Cap Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Small Cap Growth Fund - Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.40%
William Blair International Small Cap Growth Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
William Blair International Small Cap Growth Fund - Class R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
William Blair International Small Cap Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
William Blair International Small Cap Growth Fund - Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair International Small Cap Growth Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
William Blair International Small Cap Growth Fund - Class R6 | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair International Small Cap Growth Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Emerging Markets Leaders Fund - Class I | Taiwan Semiconductor Manufacturing Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
William Blair Emerging Markets Leaders Fund - Class I | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund - Class I | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair Emerging Markets Leaders Fund - Class I | Ase Technology Holding Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Leaders Fund - Class I | Bajaj Finance Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Leaders Fund - Class I | HDFC Bank Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Leaders Fund - Class I | Grupo Financiero Banorte, S.A.B. de C.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Leaders Fund - Class I | Tencent Holdings Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Emerging Markets Leaders Fund - Class I | Contemporary Amperex Technology Co.,Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Leaders Fund - Class I | SK Square Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Emerging Markets Leaders Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
William Blair Emerging Markets Leaders Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
William Blair Emerging Markets Leaders Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
William Blair Emerging Markets Leaders Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Emerging Markets Leaders Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets Leaders Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Emerging Markets Leaders Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Emerging Markets Leaders Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets Leaders Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
William Blair Emerging Markets Leaders Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Leaders Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.90%
William Blair Emerging Markets Leaders Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair Emerging Markets Leaders Fund - Class I | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
William Blair Emerging Markets Leaders Fund - Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Leaders Fund - Class N | Taiwan Semiconductor Manufacturing Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
William Blair Emerging Markets Leaders Fund - Class N | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund - Class N | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair Emerging Markets Leaders Fund - Class N | Ase Technology Holding Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Leaders Fund - Class N | Bajaj Finance Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Leaders Fund - Class N | HDFC Bank Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Leaders Fund - Class N | Grupo Financiero Banorte, S.A.B. de C.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Leaders Fund - Class N | Tencent Holdings Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Emerging Markets Leaders Fund - Class N | Contemporary Amperex Technology Co.,Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Leaders Fund - Class N | SK Square Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Emerging Markets Leaders Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
William Blair Emerging Markets Leaders Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
William Blair Emerging Markets Leaders Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
William Blair Emerging Markets Leaders Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Emerging Markets Leaders Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets Leaders Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Emerging Markets Leaders Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Emerging Markets Leaders Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets Leaders Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
William Blair Emerging Markets Leaders Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Leaders Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.90%
William Blair Emerging Markets Leaders Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair Emerging Markets Leaders Fund - Class N | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
William Blair Emerging Markets Leaders Fund - Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Leaders Fund - Class R6 | Taiwan Semiconductor Manufacturing Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
William Blair Emerging Markets Leaders Fund - Class R6 | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund - Class R6 | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair Emerging Markets Leaders Fund - Class R6 | Ase Technology Holding Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Leaders Fund - Class R6 | Bajaj Finance Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Leaders Fund - Class R6 | HDFC Bank Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Leaders Fund - Class R6 | Grupo Financiero Banorte, S.A.B. de C.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Leaders Fund - Class R6 | Tencent Holdings Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Emerging Markets Leaders Fund - Class R6 | Contemporary Amperex Technology Co.,Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Leaders Fund - Class R6 | SK Square Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Emerging Markets Leaders Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
William Blair Emerging Markets Leaders Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
William Blair Emerging Markets Leaders Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
William Blair Emerging Markets Leaders Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Emerging Markets Leaders Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets Leaders Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Emerging Markets Leaders Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Emerging Markets Leaders Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets Leaders Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
William Blair Emerging Markets Leaders Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Leaders Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.90%
William Blair Emerging Markets Leaders Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair Emerging Markets Leaders Fund - Class R6 | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
William Blair Emerging Markets Leaders Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Growth Fund - Class I | Taiwan Semiconductor Manufacturing Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
William Blair Emerging Markets Growth Fund - Class I | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Emerging Markets Growth Fund - Class I | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair Emerging Markets Growth Fund - Class I | Tencent Holdings Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund - Class I | Samsung Life Insurance Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Growth Fund - Class I | Capitec Bank Holdings Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Emerging Markets Growth Fund - Class I | Contemporary Amperex Technology Co.,Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Emerging Markets Growth Fund - Class I | SK Square Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Emerging Markets Growth Fund - Class I | Delta Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Growth Fund - Class I | MediaTek Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
William Blair Emerging Markets Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
William Blair Emerging Markets Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
William Blair Emerging Markets Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Emerging Markets Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Emerging Markets Growth Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair Emerging Markets Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
William Blair Emerging Markets Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair Emerging Markets Growth Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.30%
William Blair Emerging Markets Growth Fund - Class I | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair Emerging Markets Growth Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.00%
William Blair Emerging Markets Growth Fund - Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
William Blair Emerging Markets Growth Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Emerging Markets Growth Fund - Class I | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair Emerging Markets Growth Fund - Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair Emerging Markets Growth Fund - Class N | Taiwan Semiconductor Manufacturing Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
William Blair Emerging Markets Growth Fund - Class N | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Emerging Markets Growth Fund - Class N | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair Emerging Markets Growth Fund - Class N | Tencent Holdings Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund - Class N | Samsung Life Insurance Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Growth Fund - Class N | Capitec Bank Holdings Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Emerging Markets Growth Fund - Class N | Contemporary Amperex Technology Co.,Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Emerging Markets Growth Fund - Class N | SK Square Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Emerging Markets Growth Fund - Class N | Delta Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Growth Fund - Class N | MediaTek Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
William Blair Emerging Markets Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
William Blair Emerging Markets Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
William Blair Emerging Markets Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Emerging Markets Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Emerging Markets Growth Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair Emerging Markets Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
William Blair Emerging Markets Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair Emerging Markets Growth Fund - Class N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.30%
William Blair Emerging Markets Growth Fund - Class N | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair Emerging Markets Growth Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.00%
William Blair Emerging Markets Growth Fund - Class N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
William Blair Emerging Markets Growth Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Emerging Markets Growth Fund - Class N | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair Emerging Markets Growth Fund - Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair Emerging Markets Growth Fund R6 | Taiwan Semiconductor Manufacturing Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
William Blair Emerging Markets Growth Fund R6 | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Emerging Markets Growth Fund R6 | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair Emerging Markets Growth Fund R6 | Tencent Holdings Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund R6 | Samsung Life Insurance Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Growth Fund R6 | Capitec Bank Holdings Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Emerging Markets Growth Fund R6 | Contemporary Amperex Technology Co.,Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Emerging Markets Growth Fund R6 | SK Square Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Emerging Markets Growth Fund R6 | Delta Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Growth Fund R6 | MediaTek Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
William Blair Emerging Markets Growth Fund R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
William Blair Emerging Markets Growth Fund R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
William Blair Emerging Markets Growth Fund R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Emerging Markets Growth Fund R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Emerging Markets Growth Fund R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair Emerging Markets Growth Fund R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Growth Fund R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
William Blair Emerging Markets Growth Fund R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair Emerging Markets Growth Fund R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.30%
William Blair Emerging Markets Growth Fund R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair Emerging Markets Growth Fund R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.00%
William Blair Emerging Markets Growth Fund R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
William Blair Emerging Markets Growth Fund R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Emerging Markets Growth Fund R6 | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair Emerging Markets Growth Fund R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Emerging Markets ex China Growth Fund-Class I | Taiwan Semiconductor Manufacturing Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Emerging Markets ex China Growth Fund-Class I | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Emerging Markets ex China Growth Fund-Class I | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Emerging Markets ex China Growth Fund-Class I | Samsung Electro-Mechanics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Emerging Markets ex China Growth Fund-Class I | SK Square Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Emerging Markets ex China Growth Fund-Class I | Delta Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Emerging Markets ex China Growth Fund-Class I | Unimicron Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Emerging Markets ex China Growth Fund-Class I | Accton Technology Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Emerging Markets ex China Growth Fund-Class I | Lotes Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets ex China Growth Fund-Class I | MediaTek Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Emerging Markets ex China Growth Fund-Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Emerging Markets ex China Growth Fund-Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Emerging Markets ex China Growth Fund-Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Emerging Markets ex China Growth Fund-Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Emerging Markets ex China Growth Fund-Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Emerging Markets ex China Growth Fund-Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Emerging Markets ex China Growth Fund-Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Emerging Markets ex China Growth Fund-Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Emerging Markets ex China Growth Fund-Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Emerging Markets ex China Growth Fund-Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Emerging Markets ex China Growth Fund-Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Emerging Markets ex China Growth Fund-Class I | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Emerging Markets ex China Growth Fund-Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
Emerging Markets ex China Growth Fund-Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Emerging Markets ex China Growth Fund-Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Emerging Markets ex China Growth Fund-Class I | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Emerging Markets ex China Growth Fund-Class R6 | Taiwan Semiconductor Manufacturing Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Emerging Markets ex China Growth Fund-Class R6 | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Emerging Markets ex China Growth Fund-Class R6 | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Emerging Markets ex China Growth Fund-Class R6 | Samsung Electro-Mechanics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Emerging Markets ex China Growth Fund-Class R6 | SK Square Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Emerging Markets ex China Growth Fund-Class R6 | Delta Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Emerging Markets ex China Growth Fund-Class R6 | Unimicron Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Emerging Markets ex China Growth Fund-Class R6 | Accton Technology Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Emerging Markets ex China Growth Fund-Class R6 | Lotes Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets ex China Growth Fund-Class R6 | MediaTek Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Emerging Markets ex China Growth Fund-Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Emerging Markets ex China Growth Fund-Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Emerging Markets ex China Growth Fund-Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Emerging Markets ex China Growth Fund-Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Emerging Markets ex China Growth Fund-Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Emerging Markets ex China Growth Fund-Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Emerging Markets ex China Growth Fund-Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Emerging Markets ex China Growth Fund-Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Emerging Markets ex China Growth Fund-Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Emerging Markets ex China Growth Fund-Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Emerging Markets ex China Growth Fund-Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Emerging Markets ex China Growth Fund-Class R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Emerging Markets ex China Growth Fund-Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
Emerging Markets ex China Growth Fund-Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Emerging Markets ex China Growth Fund-Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Emerging Markets ex China Growth Fund-Class R6 | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Emerging Markets Small Cap Growth Fund - Class I | Acutaas Chemicals Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Emerging Markets Small Cap Growth Fund - Class I | Kiatnakin Phatra Bank Public Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Emerging Markets Small Cap Growth Fund - Class I | PriceSmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Small Cap Growth Fund - Class I | Acter Group Corporation Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Small Cap Growth Fund - Class I | Grand Process Technology Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Small Cap Growth Fund - Class I | Kinik Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Small Cap Growth Fund - Class I | Marketech International Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Emerging Markets Small Cap Growth Fund - Class I | GE Vernova T&D India Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Emerging Markets Small Cap Growth Fund - Class I | Optima bank SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Emerging Markets Small Cap Growth Fund - Class I | L&K Engineering Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Emerging Markets Small Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Emerging Markets Small Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Emerging Markets Small Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Emerging Markets Small Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Emerging Markets Small Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Emerging Markets Small Cap Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Emerging Markets Small Cap Growth Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Emerging Markets Small Cap Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Small Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Emerging Markets Small Cap Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Emerging Markets Small Cap Growth Fund - Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Emerging Markets Small Cap Growth Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Emerging Markets Small Cap Growth Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
Emerging Markets Small Cap Growth Fund - Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Emerging Markets Small Cap Growth Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Emerging Markets Small Cap Growth Fund - Class I | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Emerging Markets Small Cap Growth Fund - Class N | Acutaas Chemicals Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Emerging Markets Small Cap Growth Fund - Class N | Kiatnakin Phatra Bank Public Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Emerging Markets Small Cap Growth Fund - Class N | PriceSmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Small Cap Growth Fund - Class N | Acter Group Corporation Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Small Cap Growth Fund - Class N | Grand Process Technology Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Small Cap Growth Fund - Class N | Kinik Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Small Cap Growth Fund - Class N | Marketech International Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Emerging Markets Small Cap Growth Fund - Class N | GE Vernova T&D India Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Emerging Markets Small Cap Growth Fund - Class N | Optima bank SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Emerging Markets Small Cap Growth Fund - Class N | L&K Engineering Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Emerging Markets Small Cap Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Emerging Markets Small Cap Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Emerging Markets Small Cap Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Emerging Markets Small Cap Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Emerging Markets Small Cap Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Emerging Markets Small Cap Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Emerging Markets Small Cap Growth Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Emerging Markets Small Cap Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Small Cap Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Emerging Markets Small Cap Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Emerging Markets Small Cap Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Emerging Markets Small Cap Growth Fund - Class N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Emerging Markets Small Cap Growth Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
Emerging Markets Small Cap Growth Fund - Class N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Emerging Markets Small Cap Growth Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Emerging Markets Small Cap Growth Fund - Class N | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Emerging Markets Small Cap Growth Fund - Class R6 | Acutaas Chemicals Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Emerging Markets Small Cap Growth Fund - Class R6 | Kiatnakin Phatra Bank Public Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Emerging Markets Small Cap Growth Fund - Class R6 | PriceSmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Small Cap Growth Fund - Class R6 | Acter Group Corporation Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Small Cap Growth Fund - Class R6 | Grand Process Technology Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Small Cap Growth Fund - Class R6 | Kinik Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Small Cap Growth Fund - Class R6 | Marketech International Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Emerging Markets Small Cap Growth Fund - Class R6 | GE Vernova T&D India Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Emerging Markets Small Cap Growth Fund - Class R6 | Optima bank SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Emerging Markets Small Cap Growth Fund - Class R6 | L&K Engineering Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Emerging Markets Small Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Emerging Markets Small Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Emerging Markets Small Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Emerging Markets Small Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Emerging Markets Small Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Emerging Markets Small Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Emerging Markets Small Cap Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Emerging Markets Small Cap Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Small Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Emerging Markets Small Cap Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Emerging Markets Small Cap Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Emerging Markets Small Cap Growth Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Emerging Markets Small Cap Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
Emerging Markets Small Cap Growth Fund - Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Emerging Markets Small Cap Growth Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Emerging Markets Small Cap Growth Fund - Class R6 | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
China Growth Fund - Class I | Tencent Holdings Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
China Growth Fund - Class I | Contemporary Amperex Technology Co.,Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
China Growth Fund - Class I | Alibaba Group Holding Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
China Growth Fund - Class I | Zhongji Innolight Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
China Growth Fund - Class I | Eoptolink Technology Inc., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
China Growth Fund - Class I | GigaDevice Semiconductor Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
China Growth Fund - Class I | WUS Printed Circuit (Kunshan) Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
China Growth Fund - Class I | Beijing Huafeng Test & Control Technology Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
China Growth Fund - Class I | Yuanjie Semiconductor Technology Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
China Growth Fund - Class I | Knowledge Atlas Technology Joint Stock Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
China Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
China Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
China Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
China Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
China Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
China Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
China Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
China Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
China Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
China Growth Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
China Growth Fund - Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
China Growth Fund - Class R6 | Tencent Holdings Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
China Growth Fund - Class R6 | Contemporary Amperex Technology Co.,Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
China Growth Fund - Class R6 | Alibaba Group Holding Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
China Growth Fund - Class R6 | Zhongji Innolight Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
China Growth Fund - Class R6 | Eoptolink Technology Inc., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
China Growth Fund - Class R6 | GigaDevice Semiconductor Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
China Growth Fund - Class R6 | WUS Printed Circuit (Kunshan) Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
China Growth Fund - Class R6 | Beijing Huafeng Test & Control Technology Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
China Growth Fund - Class R6 | Yuanjie Semiconductor Technology Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
China Growth Fund - Class R6 | Knowledge Atlas Technology Joint Stock Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
China Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
China Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
China Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
China Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
China Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
China Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
China Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
China Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
China Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
China Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
China Growth Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Emerging Markets Debt Fund - Class I | Argentine Republic Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Emerging Markets Debt Fund - Class I | Egypt Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Emerging Markets Debt Fund - Class I | Ecuador Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Emerging Markets Debt Fund - Class I | Paraguay Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Emerging Markets Debt Fund - Class I | Turkiye Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Emerging Markets Debt Fund - Class I | Dominican Republic International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Emerging Markets Debt Fund - Class I | Romanian Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Emerging Markets Debt Fund - Class I | Petroleos de Venezuela SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Emerging Markets Debt Fund - Class I | Petroleos Mexicanos [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Emerging Markets Debt Fund - Class I | Bahrain Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Emerging Markets Debt Fund - Class I | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Emerging Markets Debt Fund - Class I | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Emerging Markets Debt Fund - Class I | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Emerging Markets Debt Fund - Class I | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Emerging Markets Debt Fund - Class I | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Emerging Markets Debt Fund - Class I | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Emerging Markets Debt Fund - Class I | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Emerging Markets Debt Fund - Class I | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Emerging Markets Debt Fund - Class I | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Debt Fund - Class I | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Emerging Markets Debt Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Emerging Markets Debt Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Emerging Markets Debt Fund - Class I | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Emerging Markets Debt Fund - Class R6 | Argentine Republic Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Emerging Markets Debt Fund - Class R6 | Egypt Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Emerging Markets Debt Fund - Class R6 | Ecuador Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Emerging Markets Debt Fund - Class R6 | Paraguay Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Emerging Markets Debt Fund - Class R6 | Turkiye Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Emerging Markets Debt Fund - Class R6 | Dominican Republic International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Emerging Markets Debt Fund - Class R6 | Romanian Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Emerging Markets Debt Fund - Class R6 | Petroleos de Venezuela SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Emerging Markets Debt Fund - Class R6 | Petroleos Mexicanos [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Emerging Markets Debt Fund - Class R6 | Bahrain Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Emerging Markets Debt Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Emerging Markets Debt Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Emerging Markets Debt Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Emerging Markets Debt Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Emerging Markets Debt Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Emerging Markets Debt Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Emerging Markets Debt Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Emerging Markets Debt Fund - Class R6 | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Emerging Markets Debt Fund - Class R6 | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Debt Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Emerging Markets Debt Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Emerging Markets Debt Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Emerging Markets Debt Fund - Class R6 | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%